Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Net investment in finance leases, 2022	$ 172,820
Net investment in finance leases, 2023	149,606
Net investment in finance leases, 2024	144,121
Net investment in finance leases, 2025	138,912
Net investment in finance leases, 2026	138,081
Net investment in finance leases, 2027 and thereafter	1,078,856
Net investment in finance leases, Total future minimum lease payments receivable	1,822,396	$ 1,216,086
Container leaseback financing receivable, 2022	49,285
Container leaseback financing receivable, 2023	49,285
Container leaseback financing receivable, 2024	49,420
Container leaseback financing receivable, 2025	39,356
Container leaseback financing receivable, 2026	37,047
Container leaseback financing receivable, 2027 and thereafter	265,869
Container leaseback financing receivable, Total future minimum lease payments receivable	490,262	$ 505,473
Future minimum lease payments receivable, 2022	222,105
Future minimum lease payments receivable, 2023	198,891
Future minimum lease payments receivable, 2024	193,541
Future minimum lease payments receivable, 2025	178,268
Future minimum lease payments receivable, 2026	175,128
Future minimum lease payments receivable, 2027 and thereafter	1,344,725
Total future minimum lease payments receivable	$ 2,312,658